FINANCIAL RISK MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Trade accounts receivable and VAT	$ 2,011	$ 4,605
Not later than one month [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade accounts receivable and VAT	1,343	4,121
Later than one month and not later than two months [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade accounts receivable and VAT	400	389
Later than two months and not later than three months [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade accounts receivable and VAT	142	150
Later than three months [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade accounts receivable and VAT	$ 126	$ (55)